Master Trust Information - Schedule of Master Trust Net Assets (Details) - EBP 011 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Net assets available for benefits	$ 6,493,338,738	$ 5,835,104,889
Master Trust Balances
EBP, Master Trust [Line Items]
Total investments at fair value	6,031,958,056	5,388,589,942
Investment contracts at contract value (see note 5)	386,072,611	399,239,232
Net assets available for benefits	6,418,030,667	5,787,829,174
Master Trust Balances | Company common stock
EBP, Master Trust [Line Items]
Total investments at fair value	228,264,940	309,098,578
Master Trust Balances | Common collective trusts
EBP, Master Trust [Line Items]
Total investments at fair value	5,547,791,181	4,863,355,623
Master Trust Balances | Mutual funds
EBP, Master Trust [Line Items]
Total investments at fair value	234,860,058	201,558,912
Master Trust Balances | Cash equivalents
EBP, Master Trust [Line Items]
Total investments at fair value	21,041,877	14,576,829
Plan’s interest in Master Trust Balances
EBP, Master Trust [Line Items]
Total investments at fair value	5,935,509,375	5,307,842,549
Investment contracts at contract value (see note 5)	381,115,519	394,546,633
Net assets available for benefits	6,316,624,894	5,702,389,182
Plan’s interest in Master Trust Balances | Company common stock
EBP, Master Trust [Line Items]
Total investments at fair value	221,300,718	298,435,503
Plan’s interest in Master Trust Balances | Common collective trusts
EBP, Master Trust [Line Items]
Total investments at fair value	5,460,537,926	4,794,935,812
Plan’s interest in Master Trust Balances | Mutual funds
EBP, Master Trust [Line Items]
Total investments at fair value	232,970,000	200,155,977
Plan’s interest in Master Trust Balances | Cash equivalents
EBP, Master Trust [Line Items]
Total investments at fair value	$ 20,700,731	$ 14,315,257